SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Stock-based compensation
In January 2023, the Company granted an aggregate of 2,290,000 stock growth incentive awards (the “SGI Awards”) in performance share units to certain Waldencast employees, in an amount up to 200% of the target share units allocated to the program, which are based on meeting the respective Company’s net revenue and EBITDA targets for the year ended December 31, 2025. The SGI Awards had a grant date fair value of $8.88 and require a one-year post vesting holding period once the shares have been awarded.
Long-term Incentive (“LTI”) Awards
In May 2023, the LTI Awards were modified to waive the performance conditions for most Obagi and Waldencast employees, other than the Chief Executive Officer of Obagi and the Chief Executive Officer and Chief Growth Officer of Waldencast. Based on the financial statements prepared by the Company for the period ended December 31, 2022, the Board has certified that the applicable performance goals have not been met and, accordingly, that the 2022 RSUs granted to our founders will not vest.
Texas Leases
In December 2021, Obagi entered into two leases for office and warehouse space in Texas as part of their plans to relocate the headquarters from California. Obagi’s corporate headquarters were located in Long Beach, California until September 2022, when Obagi moved its headquarters to Houston, Texas under a lease that will expire in July 2032. In January 2024, Obagi will relocate its headquarters back to its Long Beach offices, where it occupies facilities totaling approximately 28,300 rentable square feet under a lease that expires in June 2026. Obagi entered into a sublease for the office space in Texas once Obagi relocates to California that will run through December 2025. The Obagi warehouse facilities located in Conroe, Texas are subject to a lease that will expire in February 2031 and Obagi plans to sublease those facilities subject to finding a tenant. ROU assets as of December 31, 2022 associated with the office and warehouse were $4.0 million and $2.5 million, respectively. The Company is in the process of assessing whether or not impairment exists.
Transaction with the SA Distributor
In March 2023, as part of the Company’s strategy to internalize distribution channels in key markets, certain of Obagi’s subsidiaries entered into and consummated a Purchase Agreement (the “Vietnam Purchase Agreement”) with Obagi Vietnam and the SA Distributor, pursuant to which, among other terms, Obagi acquired certain assets of Obagi Vietnam from the SA Distributor and in return, the SA Distributor received forty percent (40%) of the outstanding equity of Obagi Blue Sea Holding, LLC, a subsidiary of Obagi and the parent company of Obagi Vietnam. The Vietnam Purchase Agreement also provided the SA Distributor with a potential earnout payment based upon the net revenue of the business of Obagi Vietnam during the twelve-month period ending on December 31, 2026, subject to setoff for any owed obligations. The Company currently does not anticipate that any such earnout payment will be payable. The SA Distributor does not currently have any active participation in the Obagi Vietnam business other than as a silent shareholder.
2022 Credit Agreement
As discussed in “Note 8. Debt,” Borrower and Waldencast Partners LP and JPMorgan, entered into a waiver and consent to the 2022 Credit Agreement in May 2023, August 2023 and December 2023. The 2022 Credit Agreement was amended in September 2023.
Subscription Agreement with PIPE Investors
In September 2023, the Company entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “2023 PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the 2023 PIPE Investors collectively subscribed for 14,000,000 Class A ordinary shares (the “PIPE Shares”), in a private placement at a purchase price of $5.00 each per share, for aggregate gross proceeds of $70.0 million (the “2023 PIPE Investment”). The Subscription Agreements relating to approximately $68.0 million of proceeds were consummated in September 2023, and the closings of Subscription Agreements relating to the remaining approximately $2.0 million occurred in November 2023, following receipt of regulatory approvals (the “2023 PIPE Closings” and the date on which such Closing occurred, the “PIPE Closing Date”).” No Class B ordinary shares, warrants or other securities of the Company were issued in connection with the 2023 PIPE Investment. As a result, the Company had a total of 122,076,410 ordinary shares issued and outstanding, including 101,228,857 Class A ordinary shares issued and outstanding and 20,847,553 class B ordinary shares issued and outstanding, as of December 31, 2023.
SEC Investigation
As previously disclosed, the audit committee of the Board, engaged in a review of certain accounting practices applied to the Company’s financial statements for the Predecessor Period and Successor Period through December 31, 2022. The Company proactively and voluntarily self-reported the review to the SEC. In connection with this matter, the Company received a document subpoena from the SEC in September 2023. Although the Company is fully cooperating with the SEC’s investigation and continues to voluntarily respond to requests related to this matter, it cannot predict when the SEC will complete its investigation or its outcome and potential impact such outcome may have on the Company’s business. Any remedial measures, sanctions, fines or penalties, including, but not limited to, financial penalties and awards, injunctive relief and compliance conditions, imposed on the Company could have a material adverse effect on its business, financial condition and results of operations.
The Nasdaq Capital Market Listing
The Company’s securities are listed on The Nasdaq Capital Market. In May 2023, the Company received written notice from Nasdaq indicating that, as a result of not having timely filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2022, it was not in compliance with Nasdaq Listing Rule 5250(c)(1), which requires timely filing of all required periodic financial reports with the SEC. In July 2023, the Company obtained an extension from Nasdaq permitting it to regain compliance provided it filed this Report no later than October 30, 2023. On October 31, 2023, the Company received a written notice from the Listing Qualifications Staff of Nasdaq (the “Listing Qualifications Staff”) indicating that, based upon its non-compliance with the filing requirement as of October 30, 2023, the Listing Qualifications Staff had determined to delist the Company’s securities from Nasdaq by opening of business on November 9, 2023 unless the Company timely requested a hearing before the Nasdaq Hearings Panel. On November 7, 2023, by requesting a hearing (the “Hearing”) before the Nasdaq Hearings Panel (the “Panel”), the Company appealed the determination of the Listing Qualifications Staff to the Panel and requested that the stay of delisting, which otherwise would have expired on November 22, 2023, be extended until the Panel issued a final decision on the matter. On November 22, 2023, Nasdaq granted the Company’s request to extend the stay. Accordingly, the Company’s securities will continue to trade on The Nasdaq Capital Market until the Panel issues a final decision regarding its listing status following the Hearing scheduled for February 8, 2024, or, if earlier, upon receipt of confirmation from Nasdaq that the Company has regained compliance with Nasdaq’s continued listing standards. On January 3, 2024, we received an additional notice of non-compliance from the Listing Qualifications Staff due to the Company not having filed interim financial statements for the period ended June 30, 2023 with the SEC by December 31, 2023, as required by Nasdaq Listing Rule 5250(c)(2). The notice indicated that the Panel will consider this additional notice as part of its determination regarding the Company’s continued listing on The Nasdaq Capital Market.
U.S. Online Marketplace Distributor Contract Termination
In December 2023, the Company entered into a termination agreement with the U.S. Online Marketplace Distributor. The termination agreement provides the U.S. Online Marketplace Distributor with a termination fee in exchange for the return of all existing inventory purchased from Obagi, deactivation of all online marketplace listings by the U.S. Online Marketplace Distributor, and full satisfaction of the remaining outstanding accounts receivable balance within defined payment terms. The termination agreement includes contractual protections designed to ensure that the Company is only providing a return credit for valuable inventory which excludes short-dated or damaged products. The termination of the U.S. Online Marketplace Distributor shall enable the Company to fully control the online marketplace distribution of Obagi products, including both product quality and customer service.